Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST
Entity Central Index Key	0000102818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014202
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.0
Trading Symbol	CAPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.0 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Fund 1.0	$51	0.45%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits

↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth

↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications

↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns

↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles

↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales

↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Tax-Managed Growth Fund 1.0	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,673	$9,700
2/15	$10,257	$10,257
3/15	$10,121	$10,095
4/15	$10,188	$10,192
5/15	$10,325	$10,323
6/15	$10,165	$10,123
7/15	$10,409	$10,335
8/15	$9,753	$9,712
9/15	$9,543	$9,471
10/15	$10,358	$10,270
11/15	$10,442	$10,301
12/15	$10,247	$10,138
1/16	$9,685	$9,635
2/16	$9,601	$9,622
3/16	$10,185	$10,275
4/16	$10,265	$10,315
5/16	$10,400	$10,500
6/16	$10,346	$10,527
7/16	$10,773	$10,915
8/16	$10,803	$10,931
9/16	$10,762	$10,933
10/16	$10,550	$10,733
11/16	$10,983	$11,131
12/16	$11,169	$11,351
1/17	$11,350	$11,566
2/17	$11,807	$12,025
3/17	$11,829	$12,039
4/17	$11,939	$12,163
5/17	$12,080	$12,334
6/17	$12,190	$12,411
7/17	$12,416	$12,667
8/17	$12,420	$12,705
9/17	$12,731	$12,967
10/17	$13,034	$13,270
11/17	$13,480	$13,677
12/17	$13,707	$13,829
1/18	$14,616	$14,621
2/18	$14,116	$14,082
3/18	$13,648	$13,724
4/18	$13,714	$13,777
5/18	$14,074	$14,108
6/18	$14,072	$14,195
7/18	$14,588	$14,724
8/18	$15,103	$15,203
9/18	$15,144	$15,290
10/18	$14,061	$14,245
11/18	$14,295	$14,535
12/18	$13,016	$13,223
1/19	$14,058	$14,282
2/19	$14,609	$14,741
3/19	$14,830	$15,027
4/19	$15,530	$15,636
5/19	$14,346	$14,642
6/19	$15,314	$15,674
7/19	$15,631	$15,899
8/19	$15,268	$15,648
9/19	$15,488	$15,940
10/19	$15,777	$16,286
11/19	$16,466	$16,877
12/19	$16,899	$17,386
1/20	$16,866	$17,379
2/20	$15,479	$15,949
3/20	$13,584	$13,979
4/20	$15,381	$15,771
5/20	$16,267	$16,522
6/20	$16,624	$16,850
7/20	$17,556	$17,801
8/20	$18,903	$19,080
9/20	$18,226	$18,355
10/20	$17,826	$17,867
11/20	$19,993	$19,823
12/20	$20,869	$20,585
1/21	$20,634	$20,377
2/21	$21,363	$20,939
3/21	$21,972	$21,856
4/21	$23,112	$23,022
5/21	$23,216	$23,183
6/21	$23,977	$23,724
7/21	$24,450	$24,288
8/21	$25,222	$25,026
9/21	$23,890	$23,863
10/21	$25,400	$25,534
11/21	$25,111	$25,357
12/21	$26,094	$26,494
1/22	$24,483	$25,123
2/22	$23,763	$24,371
3/22	$24,503	$25,276
4/22	$22,133	$23,071
5/22	$21,984	$23,114
6/22	$20,291	$21,206
7/22	$22,193	$23,161
8/22	$21,395	$22,217
9/22	$19,497	$20,170
10/22	$21,026	$21,804
11/22	$22,228	$23,022
12/22	$20,896	$21,696
1/23	$22,184	$23,059
2/23	$21,708	$22,496
3/23	$22,634	$23,322
4/23	$23,086	$23,686
5/23	$23,200	$23,789
6/23	$24,652	$25,361
7/23	$25,521	$26,176
8/23	$25,220	$25,759
9/23	$24,073	$24,531
10/23	$23,667	$24,015
11/23	$25,814	$26,208
12/23	$26,876	$27,399
1/24	$27,539	$27,859
2/24	$29,042	$29,347
3/24	$29,879	$30,291
4/24	$28,657	$29,054
5/24	$30,164	$30,494
6/24	$31,484	$31,589
7/24	$31,565	$31,973
8/24	$32,461	$32,749
9/24	$32,871	$33,448
10/24	$32,638	$33,145
11/24	$34,508	$35,090
12/24	$33,715	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Tax-Managed Growth Fund 1.0	25.45%	14.80%	12.91%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 1,452,366,991
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 5,611,332
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,452,366,991
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$5,611,332

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]